Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,343,360
Previously Paid Amount	0.00
Total Fee Amount	3,499.92
Total Offset Amount	0.00
Net Fee	3,499.92
Narrative - Max Aggregate Offering Price	$ 25,343,360
Final Prospectus	true